Related party disclosures	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party disclosures

14. Related party disclosures

Compensation of key management personnel of the Company

	2018	2017	2016
	(in thousands)
	£	£	£
Short-term employee benefits	1,687	1,184	1,053
Severance payments	—	—	150
Pension and other benefits	72	56	47
Share-based payments	893	11,230	731
	2,652	12,470	1,981

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year related to key management personnel.